Note 19 - Income Taxes (Details) - Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes (Parentheticals)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes [Abstract]
Income tax expense calculated, percentage	25.00%	25.00%	25.00%